PAGE 1
KEYSTONE LIQUID TRUST

Dear Shareholders:

We are pleased to have the opportunity to provide the annual report, which is also the final report, for Keystone Liquid Trust, covering the fiscal year through June 30, 1997.

PERFORMANCE

For the 12-month period that ended on June 30, 1997, your Fund provided the following results:
  Class A Shares returned 4.57%.
  Class B Shares returned 3.60%
  Class C Shares returned 3.61%.
  We believe your Fund performed well, consistent with its objective of providing monthly income while preserving capital and maintaining liquidity.

MERGER

Effective July 31, 1997, Keystone Liquid Trust was acquired by, or effectively merged with, Evergreen Money Market Fund in a tax-free transaction for investors. Shareholders of Keystone Liquid Trust now are shareholders of Evergreen Money Market Fund. We believe Evergreen Money Market Fund, with its solid record, is an excellent fund for shareholders who had chosen Keystone Liquid Trust.
  We thank you for your investment in, and support of, Keystone Liquid Trust.

Sincerely,
/s/ Albert H. Elfner, III                 (Photo of Albert    (Photo of George
Albert H. Elfner, III                     H. Elfner, III      S. Bissell
CHAIRMAN                                  appears here)       appears here)
KEYSTONE INVESTMENT MANAGEMENT COMPANY
/s/ George S. Bissell
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

    ALBERT H. ELFNER, III             GEORGE S. BISSELL

August 1997

PAGE 2
KEYSTONE LIQUID TRUST

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997

 PRINCIPAL                                            MARKET
  AMOUNT                                              VALUE

BANKERS' ACCEPTANCE-- (2.2%)
  (COST-- $4,988,333)
$ 5,000,000        CoreStates Bank, N.A.,
                     7/16/97.....................  $  4,988,354
CERTIFICATES OF DEPOSIT-- (17.2%)
  5,000,000        ABN-AMRO Bank, New York,
                     Yankee CD,
                     5.68%, 7/22/97..............     5,000,065
  5,000,000        Bank of New York, CD,
                     5.93%, 9/3/97...............     4,999,999
  5,000,000        Commerzbank, New York, Yankee
                     CD,
                     5.67%, 9/18/97..............     4,998,931
  2,000,000        Credit Suisse, CD,
                     5.45%, 8/14/97..............     1,999,360
  5,000,000        Deutsche Bank AG, New York,
                     CD, 5.91%, 3/17/98..........     4,996,451
  3,000,000        Deutsche Bank, Yankee CD,
                     5.52%, 7/28/97..............     2,999,475
  3,000,000        Deutsche Bank, Yankee CD,
                     5.56%, 7/17/97..............     2,999,963
  5,000,000        Northern Trust Co., CD,
                     5.96%, 6/17/98..............     4,999,825
  5,000,000        Rabobank Nederland NV, Yankee
                     CD,
                     5.78%, 12/8/97..............     4,999,835
  1,000,000        Rabobank Nederland NV, Yankee
                     CD,
                     5.99%, 3/24/98..............       999,733
TOTAL CERTIFICATES OF DEPOSIT
  (COST-- $39,000,390)...........................    38,993,637
COMMERCIAL PAPER-- (67.7%)
  5,000,000        ABN-AMRO North America Finance
                     Co., 7/9/97.................     4,993,674
 10,000,000        Abbott Laboratories, Inc.,
                     7/31/97.....................     9,954,167
  5,000,000        American Express Credit Corp.,
                     8/29/97.....................     4,954,521
  5,000,000        American Express Credit Corp.,
                     9/12/97.....................     4,943,425
  3,000,000        Ameritech Corp., 9/25/97
                     (a).........................     2,960,082
  8,000,000        Ameritech Corp., 10/6/97......     7,879,504
 PRINCIPAL                                            MARKET
  AMOUNT                                              VALUE
COMMERCIAL PAPER-- CONTINUED
$ 5,000,000        Associates Corp. of North
                     America, 8/20/97............  $  4,960,201
    750,000        Associates Corp. of North
                     America, 11/15/97...........       751,732
  5,000,000        Bayerische Landesbank,
                     7/28/97.....................     4,979,337
  5,000,000        Bell Atlantic Financial
                     Services, Inc., 7/7/97......     4,995,392
  5,000,000        Bell Atlantic Financial
                     Services, Inc., 7/14/97.....     4,990,106
  5,000,000        Coca-Cola Co., 8/25/97........     4,957,833
  5,000,000        DuPont (E.I.) deNemours & Co.,
                     7/10/97.....................     4,992,792
  5,000,000        DuPont (E.I.) deNemours & Co.,
                     7/21/97.....................     4,984,500
  5,000,000        Ford Motor Credit Co.,
                     8/5/97......................     4,973,167
  5,000,000        Ford Motor Credit Co.,
                     9/12/97.....................     4,943,019
  2,000,000        Ford Motor Credit Co.,
                     10/28/97....................     1,962,779
  5,000,000        General Electric Capital
                     Corp., 7/23/97..............     4,982,604
  5,000,000        General Electric Capital
                     Corp., 9/25/97..............     4,933,111
  5,000,000        Heinz (H.J.) Co., 7/21/97.....     4,984,722
  5,395,000        Kellogg Co., 7/15/97..........     5,383,461
  5,000,000        Kellogg Co., 8/8/97...........     4,970,972
  5,000,000        Merrill Lynch & Co., Inc.,
                     7/7/97......................     4,995,317
  5,000,000        Merrill Lynch & Co., Inc.,
                     10/15/97....................     4,916,967
  5,000,000        Minnesota Mining &
                     Manufacturing, Co.,
                     7/29/97.....................     4,978,378
  5,000,000        Minnesota Mining &
                     Manufacturing, Co.,
                     8/22/97.....................     4,958,954
  5,000,000        Nestle Capital Corp.,
                     7/3/97......................     4,998,486
  5,000,000        Nestle Capital Corp.,
                     8/26/97.....................     4,956,911
  5,000,000        Pfizer Inc., 7/10/97..........     4,993,150
  5,000,000        Proctor & Gamble Co.,
                     8/14/97.....................     4,965,016
  5,000,000        UBS Finance Delaware, Inc.,
                     7/14/97.....................     4,990,033
TOTAL COMMERCIAL PAPER
  (COST-- $153,193,136)..........................   153,184,313

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997

 PRINCIPAL                                            MARKET
  AMOUNT                                              VALUE
U.S. GOVERNMENT (AND AGENCY)
  ISSUES-- (8.8%)
$ 5,000,000        FHLMC Discount Notes, 9/2/97..  $  4,952,050
  5,000,000        FHLMC Discount Notes, 2/26/98
                     (b).........................     4,997,943
  5,000,000        FNMA Discount Notes, 10/2/97..     4,929,346
  5,000,000        FNMA Discount Notes,
                     2/13/98 (b).................     4,999,434
TOTAL U.S. GOVERNMENT
  (AND AGENCY) ISSUES
  (COST-- $19,880,364)...........................    19,878,773

 MATURITY                                             MARKET
   VALUE                                              VALUE
REPURCHASE AGREEMENT-- (10.2%)
  (COST-- $23,085,000)
$23,088,873        Keystone Joint Repurchase Agreement
                   (Investments in repurchase
                     agreements, in a joint
                     trading
                     account, 6.04%, dated
                     6/30/97, due 7/1/97) (c)....  $ 23,085,000

TOTAL INVESTMENTS--
  (COST-- $240,147,223)                     106.1%    240,130,077
OTHER ASSETS AND
  LIABILITIES-- NET                         (6.1)    (13,864,774)
NET ASSETS                                  100.0%   $226,265,303

 (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent according to the terms of the demand features.
 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1997.

LEGEND OF PORTFOLIO ABBREVIATIONS
FHLMC-- Federal Home Loan Mortgage Corporation
FNMA-- Federal National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 4
KEYSTONE LIQUID TRUST

FINANCIAL HIGHLIGHTS-- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                     YEAR ENDED JUNE 30,
                                1997        1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE BEGINNING OF
  YEAR                           $1.00       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            .0447       .0464      .0454      .0235      .0230      .0386      .0634      .0760      .0786
Net realized and unrealized
  gain (loss) on investments     .0001      (.0001)         0          0     (.0001)     .0003          0          0      .0001
Total from investment
  operations                     .0448       .0463      .0454      .0235      .0229      .0389      .0634      .0760      .0787
Less distributions to
  shareholders                  (.0448)     (.0463)    (.0454)    (.0235)    (.0229)    (.0389)    (.0634)    (.0760)    (.0787)
NET ASSET VALUE END OF YEAR      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN                      4.57%       4.73%      4.63%      2.37%      2.31%      3.96%      6.47%      7.81%      8.18%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                  1.02%       0.98%      0.92%      1.02%      1.11%      1.10%      0.92%      1.00%      1.00%
  Total expenses excluding
    indirectly paid expenses      0.99%       0.95%        --         --         --         --         --         --         --
  Net investment income           4.45%       4.66%      4.42%      2.50%      2.29%      3.99%      6.51%      7.53%      7.88%
NET ASSETS END OF YEAR
  (THOUSANDS)                 $214,828    $332,796   $245,308   $398,617   $189,167   $227,115   $400,597   $406,306   $475,640

                                  1988
NET ASSET VALUE BEGINNING OF
  YEAR                             $1.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income              .0597
Net realized and unrealized
  gain (loss) on investments      (.0001)
Total from investment
  operations                       .0596
Less distributions to
  shareholders                    (.0596)
NET ASSET VALUE END OF YEAR        $1.00
TOTAL RETURN                        6.31%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                    1.00%
  Total expenses excluding
    indirectly paid expenses          --
  Net investment income             5.99%
NET ASSETS END OF YEAR
  (THOUSANDS)                   $461,032

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS-- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 FEBRUARY 1, 1993
                                                                                                                 (DATE OF INITIAL
                                                                          YEAR ENDED JUNE 30,                   PUBLIC OFFERING) TO
                                                              1997         1996         1995        1994           JUNE 30, 1993
NET ASSET VALUE BEGINNING OF YEAR                             $1.00         $1.00       $1.00        $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         .0353         .0369       .0362        .0142             .0047
Net realized and unrealized gain (loss) on investments        .0001             0           0            0            (.0001)
Total from investment operations                              .0354         .0369       .0362        .0142             .0046
Less distributions to shareholders                           (.0354)       (.0369)     (.0362)      (.0142)           (.0046)
NET ASSET VALUE END OF YEAR                                   $1.00         $1.00       $1.00        $1.00             $1.00
TOTAL RETURN(A)                                                3.60%         3.76%       3.68%        1.43%             0.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                               1.95%         1.91%       1.84%        1.85%             2.15%(b)
  Total expenses excluding indirectly paid expenses            1.92%         1.88%         --           --                --
  Net investment income                                        3.52%         3.73%       3.66%        1.84%             1.08%(b)
NET ASSETS END OF YEAR (THOUSANDS)                           $7,424       $10,042      $7,281      $11,198              $241

 (a) Excluding applicable sales charges.

 (b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 6
KEYSTONE LIQUID TRUST

FINANCIAL HIGHLIGHTS-- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 FEBRUARY 1, 1993
                                                                                                                 (DATE OF INITIAL
                                                                           YEAR ENDED JUNE 30,                  PUBLIC OFFERING) TO
                                                                1997         1996        1995        1994          JUNE 30, 1993
NET ASSET VALUE BEGINNING OF YEAR                               $1.00        $1.00       $1.00       $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           .0355        .0370       .0362       .0142             .0045
Net realized and unrealized gain (loss) on investments              0       (.0001)          0           0            (.0002)
Total from investment operations                                .0355        .0369       .0362       .0142             .0043
Less distributions to shareholders                             (.0355)      (.0369)     (.0362)     (.0142)           (.0043)
NET ASSET VALUE END OF YEAR                                     $1.00        $1.00       $1.00       $1.00             $1.00
TOTAL RETURN(A)                                                  3.61%        3.75%       3.68%       1.43%             0.43%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                 1.96%        1.94%       1.82%       1.86%             2.09%(b)
  Total expenses excluding indirectly paid expenses              1.94%        1.91%         --          --                --
  Net investment income                                          3.55%        3.72%       3.52%       1.97%             1.01%(b)
NET ASSETS END OF YEAR (THOUSANDS)                             $4,013       $3,285      $4,112      $6,599               $34

 (a) Excluding applicable sales charges.

 (b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS
 Investments at market value:
   Securities (identified cost --
     $217,062,223)                              $217,045,077
   Repurchase agreement (identified cost --
     $23,085,000)                                 23,085,000
   Total investments                             240,130,077
 Cash                                                    531
 Receivable for Fund shares sold                   4,200,720
 Interest receivable                                 761,151
 Prepaid expenses and other assets                    51,549
   Total assets                                  245,144,028
LIABILITIES
 Payable for Fund shares redeemed                 18,735,074
 Distributions to shareholders                        72,009
 Due to related parties                               14,052
 Distribution fees payable                             3,026
 Accrued expenses and other liabilities               54,564
   Total liabilities                              18,878,725
NET ASSETS                                      $226,265,303
NET ASSETS REPRESENTED BY
 Class A Shares ($1.00 a share on 214,828,230
   shares outstanding)                          $214,828,230
 Class B Shares ($1.00 a share on 7,423,829
   shares outstanding)                             7,423,829
 Class C Shares ($1.00 a share on 4,013,244
   shares outstanding)                             4,013,244
                                                $226,265,303
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 (CLASS A, B AND C)                             $       1.00

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME
 Interest                                           $15,084,042
EXPENSES
 Management fee                      $1,386,249
 Transfer agent fees                    762,230
 Distribution Plan expenses             378,433
 Custodian fees                         182,380
 Registration and filing fees           158,299
 Trustees' fees and expenses             36,242
 Administrative services                 33,538
 Professional fees                       33,198
 Other                                    3,536
   Total expenses                     2,974,105
   Less: Expenses paid indirectly       (76,381)
 Net expenses                                         2,897,724
 Net investment income                               12,186,318
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investments                         3,091
 Net change in unrealized
   appreciation (depreciation) on
   investments                                           24,597
 Net realized and unrealized gain
   on investments                                        27,688
 Net increase in net assets
   resulting from operations                        $12,214,006

SEE NOTES TO FINANCIAL STATEMENTS

PAGE 8
KEYSTONE LIQUID TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED JUNE 30,
                                                                                             1997             1996
OPERATIONS
  Net investment income                                                                  $  12,186,318    $ 12,563,580
  Net realized gain on investments                                                               3,091           4,475
  Net change in unrealized appreciation (depreciation) on investments                           24,597         (39,780)
     Net increase in net assets resulting from operations                                   12,214,006      12,528,275
DISTRIBUTIONS TO SHAREHOLDERS
  Class A Shares                                                                           (11,694,559)    (12,043,595)
  Class B Shares                                                                              (382,781)       (383,777)
  Class C Shares                                                                              (136,666)       (100,903)
     Total distributions to shareholders                                                   (12,214,006)    (12,528,275)
CAPITAL SHARE TRANSACTIONS
  Class A Shares                                                                          (117,967,441)     87,487,588
  Class B Shares                                                                            (2,618,245)      2,760,515
  Class C Shares                                                                               727,846        (826,275)
     Net increase (decrease) in net assets resulting from capital share transactions      (119,857,840)     89,421,828
       Total increase (decrease) in net assets                                            (119,857,840)     89,421,828
NET ASSETS
  Beginning of year                                                                        346,123,143     256,701,315
  End of year                                                                            $ 226,265,303    $346,123,143

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Keystone Liquid Trust (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the Investment Adviser and Manager. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The Fund offers Class A, Class B and Class C shares. Class A, Class B and Class C shares are sold without an initial sales charge. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

Money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Money market investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market.

B. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.
  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS

The Fund enters into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its custodian containing liquid assets having a value not less than the repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

PAGE 10
KEYSTONE LIQUID TRUST

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. DISTRIBUTIONS

Distributions for the Fund are declared daily and paid monthly from the total of net investment income, plus realized and unrealized gain (loss) on investments. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

F. FEDERAL INCOME TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

G. CLASS ALLOCATIONS

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Since the Fund sold, redeemed and reinvested shares at $1.00 net asset value, the shares and dollar amount are the same. Transactions in shares of the Fund were as follows:

                              YEAR ENDED JUNE 30,
                            1997               1996
CLASS A
Shares sold              1,115,974,093      1,105,810,542
Shares issued in
  reinvestment of
  distributions             10,558,337          9,604,322
Shares redeemed         (1,244,499,871)    (1,027,927,276)
Net increase
  (decrease)              (117,967,441)        87,487,588
CLASS B
Shares sold                 32,548,370         31,488,209
Shares issued in
  reinvestment of
  distributions                346,049            306,930
Shares redeemed            (35,512,664)       (29,034,624)
Net increase
  (decrease)                (2,618,245)         2,760,515
CLASS C
Shares sold                  7,074,014          7,581,549
Shares issued in
  reinvestment of
  distributions                132,185             94,829
Shares redeemed             (6,478,353)        (8,502,653)
Net increase
  (decrease)                   727,846           (826,275)

3. SECURITIES TRANSACTIONS

At June 30, 1997, the cost of investments for federal income tax purposes was $240,147,223. Gross unrealized appreciation of investments was $4,022 and gross unrealized depreciation of investments was $21,168, resulting in net unrealized depreciation of $17,146 for federal income tax purposes.

  The average daily balance of reverse repurchase agreements outstanding during the year ended June 30, 1997 was $9,950,000 at a weighted average interest rate of 5.025%. The maximum amount of borrowing during the year ended June 30, 1997 was $9,952,778 (including accrued interest).

4. DISTRIBUTION PLANS

Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.
  With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.
  During the year ended June 30, 1997, amounts paid to EKD and/or EKIS pursuant to each Fund's Class A, Class B and Class C Distribution Plans were $231,498, $108,489 and $38,446, respectively.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.
  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.
  Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone is the investment adviser and manager for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 0.50%, and declining as net assets increase, to 0.40% per annum, to the average daily net asset value of the Fund. Effective January 1, 1997, BISYS became the sub-administrator to the Fund and is paid by Keystone for its services.
  Prior to December 11, 1996, Keystone Management Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.
  During the year ended June 30, 1997, the Fund paid or accrued to EKIS $33,538 for certain administrative services.

PAGE 12
KEYSTONE LIQUID TRUST

  Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund. As sub-administrator, BISYS provides the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. MERGER

On June 18, 1997, the Board of Trustees approved the acquisition of substantially all the Fund's assets and the assumption of the Fund's liabilities by Evergreen Money Market Fund in exchange for shares of Class A, B and C shares of Evergreen Money Market Fund. This transaction was approved by the Fund's shareholders at a special meeting held on July 14, 1997.

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE LIQUID TRUST

We have audited the accompanying statement of assets and liabilities of Keystone Liquid Trust, including the schedule of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended for Class A shares, and for each of the years in the four-year period then ended and the period from February 1, 1993 (date of initial public offering) to June 30, 1993 for Class B and Class C shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Liquid Trust as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
August 8, 1997

PAGE 14
KEYSTONE LIQUID TRUST

OTHER INFORMATION-- MERGER WITH EVERGREEN MONEY MARKET FUND (UNAUDITED)

On July 14, 1997, the Fund held a special meeting of its shareholders, the purpose of which was to approve an agreement and plan of reorganization providing for the acquisition of all the assets and the assumption of certain identified liabilities of the Fund by the Evergreen Money Market Fund. The plan also provided for the distribution of shares of the Evergreen Money Market Fund to shareholders of the Fund in liquidation of the Keystone Liquid Trust Fund.

On May 16, 1997, the record date for the meeting, the Fund had 262,719,253 shares outstanding, of which 111,790,457 shares of were represented at the meeting. The vote at the meeting was as follows:

Affirmative            103,959,746
Against                  2,027,228
Abstain                  5,803,483

The closing for the merger took place as of the close of business July 31, 1997.

                                  KEYSTONE
                               FAMILY OF FUNDS
                            (Diamond appears here)
                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

                             Evergreen Keystone
(Evergreen tree appears here)      FUNDS          (Keystone logo appears here)

   P.O. Box 2121
   Boston, Massachusetts 02106-2121

KLT-R Rev01 7/97                                    (Recycle logo appears here)

                                  KEYSTONE
           (Photo of older man and little boy on bike appears here)
                                 LIQUID TRUST

                             Evergreen Keystone
(Evergreen tree appears here)      FUNDS          (Keystone logo appears here)

                                 ANNUAL REPORT
                                 JUNE 30, 1997